SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Net income	$ 4,637,754	$ 3,826,192
Basic weighted average shares outstanding	7,006,715	7,007,283
Dilutive potential common shares
Diluted weighted average shares outstanding	7,006,715	7,007,283
Basic and diluted earnings per share (in dollars per share)	$ 0.66	$ 0.55